Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Other recoverable taxes (i)	$ 128,738	$ 139,168
Advances to third parties	7,452	7,057
Prepaid expenses	9,427	9,858
Judicial deposits	13,740	16,753
Works-for-taxes program		7,902
Receivables from mining contractors	14,722	10,028
Other assets	42,469	19,194
Total other assets	216,548	209,960
Current assets	86,934	75,486
Non-current assets	$ 129,614	$ 134,474